Financial Risk Management - Underwriting Risk - Gross Premiums Written (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of nature and extent of risks arising from financial instruments [line items]
Recoverable from reinsurers	$ 7,812.5
Gross premiums written	$ 12,207.5	$ 9,534.3
Normalized net earnings, percent return on common shareholders' equity adjusted to pre-tax basis	15.00%
Canada
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	$ 1,392.8	1,237.6
United States
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	7,326.8	5,954.5
Asia
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	1,262.4	1,049.0
International
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	2,225.5	1,293.2
Reinsurance
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	2,877.6	2,604.1
Reinsurance | Canada
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	97.5	103.0
Reinsurance | United States
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	1,471.4	1,347.5
Reinsurance | Asia
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	577.5	532.7
Reinsurance | International
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	731.2	620.9
Insurance
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	9,329.9	6,930.2
Insurance | Canada
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	1,295.3	1,134.6
Insurance | United States
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	5,855.4	4,607.0
Insurance | Asia
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	684.9	516.3
Insurance | International
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	1,494.3	672.3
Specialty
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	1,392.1	1,169.3
Specialty | Canada
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	143.4	126.4
Specialty | United States
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	548.8	485.6
Specialty | Asia
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	275.1	231.9
Specialty | International
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	424.8	325.4
Casualty
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	6,707.8	5,348.8
Casualty | Canada
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	602.6	528.5
Casualty | United States
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	4,899.4	4,002.9
Casualty | Asia
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	400.8	352.3
Casualty | International
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	805.0	465.1
Property
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	4,107.6	3,016.2
Property | Canada
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	646.8	582.7
Property | United States
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	1,878.6	1,466.0
Property | Asia
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	586.5	464.8
Property | International
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gross premiums written	995.7	502.7
Ceded reinsurance contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Recoverable from reinsurers	7,812.5	4,010.3	$ 3,890.9
Ceded reinsurance contracts | Specialty
Disclosure of nature and extent of risks arising from financial instruments [line items]
Recoverable from reinsurers	315.4	282.5
Ceded reinsurance contracts | Casualty
Disclosure of nature and extent of risks arising from financial instruments [line items]
Recoverable from reinsurers	916.3	699.9
Ceded reinsurance contracts | Property
Disclosure of nature and extent of risks arising from financial instruments [line items]
Recoverable from reinsurers	$ 992.3	$ 463.5